Other non-current assets	12 Months Ended
Jun. 30, 2026
Other non-current assets
Other non-current assets

11.Other non-current assets

Other non-current assets relate to reclamation bonds deposited with regulatory authorities as security for the Group’s obligations to restore exploration sites. The bonds are recoverable upon satisfactory completion of the related reclamation activities.

The Group has provided reclamation bonds to the Bureau of Land Management (“BLM”). Management expects the bonds to be fully recoverable upon completion of the related reclamation obligations and has concluded that no impairment exists at the reporting date.

Management has assessed the associated restoration obligations arising from exploration activities undertaken to date. This assessment was based on the limited extent of site disturbance, principally road grading and drill pad preparation, and management’s expectation that the cost of restoring these areas would be low. Accordingly, management concluded that any provision that may be required at the reporting date would be immaterial to the financial statements.